UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

the arbitrage funds

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-295-4485

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2023

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

TABLE OF CONTENTS

Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
Water Island Event-Driven Fund
Portfolio Information	14
Portfolio of Investments	16
Water Island Credit Opportunities Fund
Portfolio Information	26
Portfolio of Investments	28
Statements of Assets and Liabilities	38
Statements of Operations	42
Statements of Changes in Net Assets	46
Financial Highlights
Arbitrage Fund - Class R	50
Arbitrage Fund - Class I	52
Arbitrage Fund - Class C	54
Arbitrage Fund - Class A	56
Water Island Event-Driven Fund - Class R	58
Water Island Event-Driven Fund - Class I	60
Water Island Event-Driven Fund - Class A	62
Water Island Credit Opportunities Fund - Class R	64
Water Island Credit Opportunities Fund - Class I	66
Water Island Credit Opportunities Fund - Class A	68
Notes to Financial Statements	70
Disclosure of Fund Expenses	94
Additional Information	97

Arbitrage Fund  Portfolio Information

November 30, 2023 (Unaudited)

Performance (annualized returns as of November 30, 2023)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	4.92%	2.75%	2.35%	3.70%
Arbitrage Fund, Class I	5.30%	3.02%	2.61%	2.98%
Arbitrage Fund, Class C**	3.29%	1.99%	1.59%	1.41%
Arbitrage Fund, Class A***	2.06%	2.24%	2.10%	2.09%
ICE BofA U.S. 3-Month Treasury Bill Index	4.91%	1.82%	1.21%	1.64%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R shares.

** Class C One Year return includes load. Shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase.

*** After sales charge. Class A shares are subject to a maximum front-end sales load of 2.75% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.60%, 1.35%, 2.35% and 1.60%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2023

Arbitrage Fund  Portfolio Information (continued)

November 30, 2023 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund over ten years. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Arbitrage Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.26%
Apparel - 2.81%
Capri Holdings Ltd.(a)	595,055	$28,824,464
Banks - 0.94%
First Horizon Corp.	752,194	9,620,561
Biotechnology - 11.32%
Abcam PLC, ADR(a)(b)	1,185,600	28,418,832
ImmunoGen, Inc.(a)	530,574	15,572,347
Mirati Therapeutics, Inc.(a)	229,000	12,995,750
Olink Holding AB, ADR(a)	620,118	16,030,050
Seagen, Inc.(a)(b)	200,007	42,643,493
Swedish Orphan Biovitrum AB(a)	22,974	545,922
		116,206,394
Chemicals - 0.46%
Rogers Corp.(a)	36,636	4,740,698
Commercial Services - 3.07%
Applus Services SA	350,026	3,779,555
Moneylion, Inc.(a)(c)	43,801	1,805,477
Network International Holdings PLC(a)(d)	1,091,041	5,385,571
SP Plus Corp.(a)(b)(e)	100,000	5,115,000
Textainer Group Holdings Ltd.(b)	313,161	15,416,916
		31,502,519
Electric - 2.76%
PNM Resources, Inc.	682,159	28,357,350
Energy - Alternate Sources - 0.69%
Opdenergy Holdings SA(a)	1,125,274	7,104,196
Food - 2.48%
Albertsons Cos., Inc., Class A(b)	1,169,328	25,456,271
Food Service - 3.30%
Sovos Brands, Inc.(a)(b)	1,545,630	33,864,753
Healthcare - Services - 3.16%
Amedisys, Inc.(a)(b)	346,411	32,417,141
Insurance - 0.26%
TOWER Ltd.	7,023,982	2,638,474
Internet - 2.14%
Adevinta ASA(a)	1,521,167	15,717,861
Rover Group, Inc.(a)	568,975	6,224,587
		21,942,448

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.26% (Continued)
Investment Company Security - 0.55%
Gresham House PLC	404,001	$5,623,090
Iron/Steel - 0.34%
Kloeckner & Co. SE	332,615	3,497,419
Lodging - 1.27%
Bluegreen Vacations Holding Corp.	174,543	13,006,944
Media - 3.05%
TEGNA, Inc.(b)(e)	2,044,897	31,348,271
Oil & Gas - 7.79%
Hess Corp.(b)	251,968	35,416,622
Pioneer Natural Resources Co.(b)	192,200	44,521,208
		79,937,830
Packaging & Containers - 0.59%
Westrock Co.(b)	146,000	6,010,820
Pharmaceuticals - 1.93%
Dechra Pharmaceuticals PLC	411,284	19,855,172
Real Estate Investment Trusts - 5.43%
Bluerock Homes Trust, Inc.(a)	31,867	436,578
RPT Realty(b)	1,980,579	23,014,328
Spirit Realty Capital, Inc.(b)	781,406	32,272,068
		55,722,974
Retail - 0.50%
Restaurant Group PLC(a)	6,341,000	5,179,359
Semiconductors - 3.41%
Broadcom, Inc.	12,602	11,665,643
Magnachip Semiconductor Corp.(a)	305,756	2,014,932
Silicon Motion Technology Corp., ADR	361,624	21,263,491
		34,944,066
Software - 6.50%
EngageSmart, Inc.(a)(b)	563,072	12,843,672
ESI Group(a)	37,400	6,269,328
Splunk, Inc.(a)	314,250	47,621,445
		66,734,445
Telecommunications - 0.00%(f)
GCI Liberty, Inc.(a)(g)	660,966	—

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.26% (Continued)
Transportation - 1.51%
Euronav NV(b)	861,607	$15,500,310
TOTAL COMMON STOCKS (Cost $718,282,522)		680,035,969
RIGHTS(a) - 0.64%
Bristol-Myers Squibb Co. CVR(c)	857,631	1,200,683
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(c)(g)	1,669,338	662,560
Contra Abiomed, Inc. CVR, Expires 12/31/2030(c)	163,650	286,388
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(c)(g)	1,150,652	83,768
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(c)(g)	1,150,652	83,652
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(c)(g)	313,065	722,585
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(g)	2,355,440	40,043
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(g)	2,355,440	60,064
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(c)(g)	339,795	1,118,877
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024(c)(g)	803,806	1,225,643
Flexion Therapy CVR, Expires 12/31/2030(c)(g)	1,411,000	1,061,919
TOTAL RIGHTS (Cost $5,955,302)		6,546,182

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.24%
Healthcare - Services - 0.24%
UpHealth, Inc.(d)	06/15/2026	6.250%	$1,275,000	$943,500
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(d)	12/15/2025	14.310%	1,756,000	1,510,160
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,031,000)				2,453,660

	Shares	Value
MUTUAL FUNDS(h) - 7.46%
Water Island Event-Driven Fund, Class I	6,605,365	$76,556,183
TOTAL MUTUAL FUNDS (Cost $60,632,644)		76,556,183
PRIVATE INVESTMENTS(a)(c)(g)(i) - 0.03%
Fast Sponsor Capital	290,700	290,700
TOTAL PRIVATE INVESTMENTS (Cost $300,786)		290,700

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
WARRANTS(a) - 0.00%(f)
Commercial Services - 0.00%(f)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	290,320	$20,293
TOTAL WARRANTS (Cost $0)		20,293

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03%
Call Options Purchased - 0.03%
MaxLinear, Inc.	12/2023	$25.00	$2,625,946	1,402	$0
Point Biopharma Global, Inc.
	12/2023	17.50	2,860,080	2,103	21,030
	01/2024	15.00	4,672,960	3,436	240,520
	01/2024	17.50	3,564,560	2,621	91,735
SP Plus Corp.	01/2024	55.00	2,557,500	500	0
TOTAL CALL OPTIONS PURCHASED (Cost $405,100)					353,285

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 30.15%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.254	%(j)	154,686,655	$154,686,655
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.431	%(j)	154,686,655	154,686,655
				309,373,310
TOTAL SHORT-TERM INVESTMENTS (Cost $309,373,310)				309,373,310
Total Investments - 104.81% (Cost $1,097,980,664)				1,075,629,582
Liabilities in Excess of Other Assets - (4.81%)(k)				(49,369,199)
NET ASSETS - 100.00%				$1,026,260,383

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2023, the aggregate fair market value of those securities was $198,657,190, representing 19.36% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

(c)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,642,359 or 0.84% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024	11/23/2021	69,039
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	58,886
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	58,886
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024	03/01/2023	1,141,404
Fast Sponsor Capital	08/18/2020	300,786
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Moneylion, Inc.	06/19/2020	5,327,579
Total		$11,583,667

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2023, these securities had a total value of $7,839,231 or 0.76% of net assets.

(e)  Underlying security for a written/purchased call/put option.

(f)  Less than 0.005% of net assets.

(g)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2023, the total fair market value of these securities was $5,349,811, representing 0.52% of net assets.

(h)  Affiliated investment.

(i)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(j)  Rate shown is the 7-day effective yield as of November 30, 2023.

(k)  Includes cash held as collateral for short sales.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.69%)
Forest Products & Paper - (0.54%)
Smurfit Kappa Group PLC	(146,000)	$(5,530,453)
Home Furnishings - (0.18%)
iRobot Corp.	(49,957)	(1,803,947)
Oil & Gas - (1.74%)
Chevron Corp.	(81,998)	(11,774,913)
Exxon Mobil Corp.	(59,712)	(6,134,811)
		(17,909,724)
Real Estate Investment Trusts - (0.09%)
Realty Income Corp.	(18,288)	(981,517)
Semiconductors - (1.14%)
Broadcom, Inc.	(12,600)	(11,664,198)
TOTAL SECURITIES SOLD SHORT (Proceeds $37,752,785)		$(37,889,839)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
TEGNA, Inc.	12/2023	$16.00	$(100,551)	(6,425)	$(64,250)
TOTAL WRITTEN CALL OPTIONS (Premiums received $216,061)					$(64,250)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$73,501	USD	39,818,059	$73,501

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(211,521)	USD	25,100,421	$(211,521)
Morgan Stanley & Co./ Upon Termination	Kimco Realty Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	(487,169)	USD	22,658,461	(487,169)
Morgan Stanley & Co./ Upon Termination	Realty Income Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	(3,493,280)	USD	27,642,719	(3,493,280)
						$(4,191,970)			$(4,191,970)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
DKK	170,112,100	USD	24,032,987	Morgan Stanley & Co.	12/15/2023	$820,176
EUR	21,963,800	USD	23,329,580	Morgan Stanley & Co.	12/15/2023	589,194
GBP	16,230,800	USD	19,826,175	Morgan Stanley & Co.	12/15/2023	666,056
NOK	137,985,500	USD	12,486,392	Morgan Stanley & Co.	12/15/2023	270,912
USD	29,055,018	NOK	311,218,100	Morgan Stanley & Co.	12/15/2023	281,676
NZD	759,200	USD	454,258	Morgan Stanley & Co.	12/15/2023	13,274
SEK	37,490,700	USD	3,498,626	Morgan Stanley & Co.	12/15/2023	72,381
						$2,713,669

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	24,563,454	DKK	170,112,100	Morgan Stanley & Co.	12/15/2023	$(289,709)
EUR	14,904,200	USD	16,414,656	Morgan Stanley & Co.	12/15/2023	(183,848)
USD	60,191,009	EUR	55,952,600	Morgan Stanley & Co.	12/15/2023	(741,875)
GBP	4,185,000	USD	5,321,493	Morgan Stanley & Co.	12/15/2023	(37,713)
USD	61,601,967	GBP	49,582,700	Morgan Stanley & Co.	12/15/2023	(998,775)
USD	2,976,820	NZD	5,043,800	Morgan Stanley & Co.	12/15/2023	(129,271)
SEK	25,012,400	USD	2,397,872	Morgan Stanley & Co.	12/15/2023	(15,428)
USD	6,169,357	SEK	68,232,800	Morgan Stanley & Co.	12/15/2023	(329,849)
						$(2,726,468)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	85.21%
United Kingdom	6.29%
British Virgin Islands	2.81%
Cayman Islands	2.07%
Sweden	1.62%
Norway	1.53%
Belgium	1.51%
Bermuda	1.50%
Spain	1.06%
France	0.61%
Germany	0.34%
New Zealand	0.26%
Liabilities in Excess of Other Assets	(4.81)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

Ltd. - Limited

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Financial Statements.

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Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

NZD - New Zealand dollar

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2023:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Apparel	$28,824,464	$—	$—	$28,824,464
Banks	9,620,561	—	—	9,620,561
Biotechnology	116,206,394	—	—	116,206,394
Chemicals	4,740,698	—	—	4,740,698
Commercial Services	31,502,519	—	—	31,502,519
Electric	28,357,350	—	—	28,357,350
Energy - Alternate Sources	7,104,196	—	—	7,104,196
Food	25,456,271	—	—	25,456,271
Food Service	33,864,753	—	—	33,864,753
Healthcare - Services	32,417,141	—	—	32,417,141
Insurance	2,638,474	—	—	2,638,474
Internet	21,942,448	—	—	21,942,448
Investment Company Security	5,623,090	—	—	5,623,090
Iron/Steel	3,497,419	—	—	3,497,419
Lodging	13,006,944	—	—	13,006,944
Media	31,348,271	—	—	31,348,271
Oil & Gas	79,937,830	—	—	79,937,830
Packaging & Containers	6,010,820	—	—	6,010,820
Pharmaceuticals	19,855,172	—	—	19,855,172
Real Estate Investment Trusts	55,722,974	—	—	55,722,974
Retail	5,179,359	—	—	5,179,359
Semiconductors	34,944,066	—	—	34,944,066
Software	66,734,445	—	—	66,734,445
Telecommunications	—	—	0	0
Transportation	15,500,310	—	—	15,500,310
Rights	—	1,487,071	5,059,111	6,546,182
Convertible Corporate Bonds**	—	2,453,660	—	2,453,660
Mutual Funds	76,556,183	—	—	76,556,183
Private Investments	—	—	290,700	290,700
Warrants**	20,293	—	—	20,293

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Purchased Options	$353,285	$—	$—	$353,285
Short-Term Investments	309,373,310	—	—	309,373,310
TOTAL	$1,066,339,040	$3,940,731	$5,349,811	$1,075,629,582
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,713,669	$—	$2,713,669
Equity Swaps	73,501	—	—	73,501
Liabilities
Common Stocks**	(37,889,839)	—	—	(37,889,839)
Written Options	(64,250)	—	—	(64,250)
Forward Foreign Currency Exchange Contracts	—	(2,726,468)	—	(2,726,468)
Equity Swaps	(4,191,970)	—	—	(4,191,970)
TOTAL	$(42,072,558)	$(12,799)	$—	$(42,085,357)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2023
Common Stocks	$82,025,339	$3,323,372	$(3,323,473)	$—	$(82,025,238)	$—	$—	$0	$—
Rights	4,823,685	—	235,426	—	—	—	—	5,059,111	235,426
Private Investments	581,400	—	(290,700)	—	—	—	—	290,700	(290,700)
Total	$87,430,424	$3,323,372	$(3,378,747)	$—	$(82,025,238)	$—	$—	$5,349,811	$(55,274)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2023:

Investments in Securities	Fair Value at November 30, 2023	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$—
Rights	5,059,111	Discounted, probability adjusted value	Discount Rate, Probability	0-10%, 9.43%-100%	7.5%, 23.6%
Private Investments	290,700	Recovery Value	Proceeds from winding down	$1	$1.0000

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund  Portfolio Information

November 30, 2023 (Unaudited)

Performance (annualized returns as of November 30, 2023)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Event-Driven Fund, Class R	4.67%	4.16%	1.93%	2.35%
Water Island Event-Driven Fund, Class I	4.98%	4.44%	2.19%	2.61%
Water Island Event-Driven Fund, Class A**	1.33%	3.48%	1.60%	1.87%
ICE BofA U.S. 3-Month Treasury Bill Index	4.91%	1.82%	1.21%	0.94%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Performance numbers reflect fee waivers and/or expense reimbursements by the Adviser and any recoupment by the Adviser of waived fees. Absent any applicable waivers and/or expense reimbursements, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Class R and Class I inception: 10/1/10; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** After sales charge. Class A shares are subject to a maximum front-end sales load of 2.75% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I and Class A are 1.71%, 1.46% and 1.71%, respectively. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, and other costs incurred in connection with the purchase or sale of portfolio securities, so they do not exceed 1.69%, 1.44% and 1.69% for Class R, Class I and Class A, respectively. The agreement remains in effect until September 30, 2024, unless terminated earlier by the Board of Trustees. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio Information (continued)

November 30, 2023 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund over ten years. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Water Island Event-Driven Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund  Portfolio of Investments

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.03%
Apparel - 2.51%
Capri Holdings Ltd.(a)(b)	57,746	$2,797,216
Banks - 0.97%
First Horizon Corp.	84,729	1,083,684
Biotechnology - 15.37%
Abcam PLC, ADR(a)	112,680	2,700,940
ImmunoGen, Inc.(a)	57,291	1,681,491
Mirati Therapeutics, Inc.(a)	31,508	1,788,079
Olink Holding AB, ADR(a)	143,622	3,712,629
Orchard Therapeutics PLC, ADR(a)	69,942	1,133,760
Seagen, Inc.(a)	28,414	6,058,149
Swedish Orphan Biovitrum AB(a)	3,081	73,212
		17,148,260
Chemicals - 0.45%
Rogers Corp.(a)	3,898	504,401
Commercial Services - 4.37%
Applus Services SA	44,556	481,112
Moneylion, Inc.(a)(c)	5,134	211,618
Network International Holdings PLC(a)(d)	135,085	666,803
SP Plus Corp.(a)(b)	27,471	1,405,142
Textainer Group Holdings Ltd.(b)	42,843	2,109,161
		4,873,836
Electric - 3.01%
PNM Resources, Inc.	80,710	3,355,115
Entertainment - 0.12%
Cineplex, Inc.(a)	23,133	135,700
Food - 2.26%
Albertsons Cos., Inc., Class A	116,083	2,527,127
Food Service - 4.91%
Sovos Brands, Inc.(a)(b)	250,196	5,481,794
Healthcare - Services - 2.99%
Amedisys, Inc.(a)(b)	35,642	3,335,378
Internet - 2.72%
Adevinta ASA(a)	204,882	2,116,998
Just Eat Takeaway.com NV(a)(d)	4,817	75,168
Rover Group, Inc.(a)	76,798	840,170
		3,032,336

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.03% (Continued)
Investment Company Security - 0.61%
Gresham House PLC	49,285	$685,973
Iron/Steel - 0.31%
Kloeckner & Co. SE	32,369	340,357
Lodging - 1.01%
Bluegreen Vacations Holding Corp.	15,103	1,125,476
Media - 2.63%
TEGNA, Inc.(b)(e)	191,233	2,931,602
Oil & Gas - 6.81%
Hess Corp.(b)	20,991	2,950,495
Pioneer Natural Resources Co.(b)	20,068	4,648,551
		7,599,046
Packaging & Containers - 1.60%
Westrock Co.(b)	43,431	1,788,054
Pharmaceuticals - 2.76%
Bayer AG	12,589	429,730
Dechra Pharmaceuticals PLC	54,895	2,650,115
		3,079,845
Pipelines - 2.07%
Holly Energy Partners LP(b)	112,969	2,310,216
Real Estate Investment Trusts - 3.18%
Crown Castle, Inc.(e)	2,579	302,465
Spirit Realty Capital, Inc.(b)	78,565	3,244,735
		3,547,200
Semiconductors - 2.48%
Broadcom, Inc.	417	385,921
Magnachip Semiconductor Corp.(a)	27,503	181,245
Silicon Motion Technology Corp., ADR	37,426	2,200,649
		2,767,815
Software - 4.92%
Splunk, Inc.(a)(b)	36,196	5,485,142
Transportation - 1.97%
Euronav NV(b)	122,451	2,202,894
TOTAL COMMON STOCKS (Cost $82,658,754)		78,138,467

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
RIGHTS(a) - 0.45%
Bristol-Myers Squibb Co. CVR(c)	67,803	$94,924
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(c)(f)	154,954	61,501
Contra Abiomed, Inc. CVR, Expires 12/31/2030(c)	13,890	24,308
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(c)(f)	34,047	78,584
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(f)	204,285	3,473
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(f)	204,285	5,209
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(c)(f)	39,632	130,500
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024(c)(f)	68,936	105,114
TOTAL RIGHTS (Cost $484,860)		503,613

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 2.53%
Chemicals - 0.92%
Valvoline, Inc.(d)	02/15/2030	4.250%	$1,046,000	$1,033,428
Oil & Gas - 1.61%
PDC Energy, Inc.	05/15/2026	5.750%	1,802,000	1,794,702
TOTAL CORPORATE BONDS (Cost $2,832,637)				2,828,130
CONVERTIBLE CORPORATE BONDS - 0.56%
Entertainment - 0.26%
Cineplex, Inc.(d)	09/30/2025	5.750%	392,000	282,383
Healthcare - Services - 0.30%
UpHealth, Inc.(d)	06/15/2026	6.250%	217,000	160,580
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(d)	12/15/2025	14.310%	205,000	176,300
				336,880
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $710,395)				619,263

	Shares	Value
WARRANTS(a) - 0.00%(g)
Commercial Services - 0.00%(g)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	22,640	$1,583
TOTAL WARRANTS (Cost $0)		1,583

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
PRIVATE INVESTMENTS(a)(c)(f)(h) - 0.02%
Fast Sponsor Capital	22,800	$22,800
TOTAL PRIVATE INVESTMENTS (Cost $23,591)		22,800

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.01%
Call Options Purchased - 0.01%
MaxLinear, Inc.	12/2023	$25.00	$271,585	145	$0
Point Biopharma Global, Inc.
	12/2023	17.50	412,080	303	3,030
	01/2024	17.50	515,440	379	13,265
TOTAL PURCHASED OPTIONS (Cost $37,163)					16,295

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 30.92%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.254	%(i)	17,248,989	$17,248,989
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.431	%(i)	17,248,989	17,248,989
				34,497,978
TOTAL SHORT-TERM INVESTMENTS (Cost $34,497,978)				34,497,978
Total Investments - 104.52% (Cost $121,245,378)				116,628,129
Liabilities in Excess of Other Assets - (4.52%)(j)				(5,042,111)
NET ASSETS - 100.00%				$111,586,018

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2023, the aggregate fair market value of those securities was $35,643,076, representing 31.94% of net assets.

(c)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $738,031 or 0.66% of net assets.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	5,107
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	5,107
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR, Expires 6/30/2024	03/01/2023	97,889
Fast Sponsor Capital	08/18/2020	23,591
Moneylion, Inc.	06/19/2020	831,994
Total		$1,340,445

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2023, these securities had a total value of $2,394,662 or 2.15% of net assets.

(e)  Underlying security for a written/purchased call/put option.

(f)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2023, the total fair market value of these securities was $407,181, representing 0.36% of net assets.

(g)  Less than 0.005% of net assets.

(h)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(i)  Rate shown is the 7-day effective yield as of November 30, 2023.

(j)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.02%)
Entertainment - (0.02%)
Cineplex, Inc.	(3,228)	$(18,936)
Forest Products & Paper - (1.47%)
Smurfit Kappa Group PLC	(43,431)	(1,645,158)
Home Furnishings - (0.17%)
iRobot Corp.	(5,170)	(186,689)
Oil & Gas - (1.02%)
Chevron Corp.	(4,213)	(604,987)
Exxon Mobil Corp.	(5,151)	(529,213)
		(1,134,200)
Semiconductors - (0.34%)
Broadcom, Inc.	(416)	(385,104)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,350,425)		$(3,370,087)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Crown Castle, Inc.	12/2023	$120.00	$(152,464)	(13)	$(1,560)
TEGNA, Inc.	12/2023	16.00	(921,333)	(601)	(6,010)
TOTAL WRITTEN OPTIONS (Premiums received $21,489)					$(7,570)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	HF Sinclair Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$27,400	USD	1,894,901	$27,400
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	7,876	USD	4,266,551	7,876
						$35,276			$35,276
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(20,764)	USD	2,463,947	$(20,764)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Realty Income Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(454,121)	USD	2,775,493	$(454,121)
						$(474,885)			$(474,885)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	83,100	USD	60,775	Morgan Stanley & Co.	12/15/2023	$478
USD	433,748	CAD	587,000	Morgan Stanley & Co.	12/15/2023	1,069
DKK	22,289,600	USD	3,149,016	Morgan Stanley & Co.	12/15/2023	107,467
EUR	1,725,400	USD	1,826,492	Morgan Stanley & Co.	12/15/2023	52,483
USD	39,720	EUR	36,400	Morgan Stanley & Co.	12/15/2023	80
GBP	1,371,600	USD	1,683,156	Morgan Stanley & Co.	12/15/2023	48,561
NOK	16,360,400	USD	1,480,463	Morgan Stanley & Co.	12/15/2023	32,121
USD	3,726,607	NOK	39,921,800	Morgan Stanley & Co.	12/15/2023	35,679
SEK	4,172,600	USD	390,076	Morgan Stanley & Co.	12/15/2023	7,366
						$285,304
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	8,300	USD	6,119	Morgan Stanley & Co.	12/15/2023	$(1)
USD	38,584	CAD	53,100	Morgan Stanley & Co.	12/15/2023	(556)
USD	3,218,522	DKK	22,289,600	Morgan Stanley & Co.	12/15/2023	(37,960)
EUR	2,352,900	USD	2,589,865	Morgan Stanley & Co.	12/15/2023	(27,536)
USD	5,657,319	EUR	5,259,600	Morgan Stanley & Co.	12/15/2023	(70,433)
GBP	37,300	USD	47,374	Morgan Stanley & Co.	12/15/2023	(281)
USD	5,738,206	GBP	4,621,000	Morgan Stanley & Co.	12/15/2023	(96,048)
SEK	3,293,600	USD	315,762	Morgan Stanley & Co.	12/15/2023	(2,044)
USD	744,565	SEK	8,234,600	Morgan Stanley & Co.	12/15/2023	(39,784)
						$(274,643)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	82.29%
United Kingdom	7.03%
Sweden	3.39%
British Virgin Islands	2.51%
Belgium	1.97%
Cayman Islands	1.97%
Norway	1.90%
Bermuda	1.89%
Germany	0.69%
Spain	0.43%
Canada	0.38%
Netherlands	0.07%
Liabilities in Excess of Other Assets	(4.52)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following table summarizes the Water Island Event-Driven Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2023:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$78,138,467	$—	$—	$78,138,467
Rights	—	119,232	384,381	503,613
Corporate Bonds**	—	2,828,130	—	2,828,130
Convertible Corporate Bonds**	—	619,263	—	619,263
Warrants**	1,583	—	—	1,583
Private Investments	—	—	22,800	22,800
Purchased Options	16,295	—	—	16,295
Short-Term Investments	34,497,978	—	—	34,497,978
TOTAL	$112,654,323	$3,566,625	$407,181	$116,628,129
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$285,304	$—	$285,304
Equity Swaps	35,276	—	—	35,276
Liabilities
Common Stocks**	(3,370,087)	—	—	(3,370,087)
Written Options	(7,570)	—	—	(7,570)
Forward Foreign Currency Exchange Contracts	—	(274,643)	—	(274,643)
Equity Swaps	(474,885)	—	—	(474,885)
TOTAL	$(3,817,266)	$10,661	$—	$(3,806,605)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2023
Common Stocks	$6,889,128	$285,151	$(285,251)	$—	$(6,889,028)	$—	$—	$—	$—
Rights	366,494	—	17,887	—	—	—	—	384,381	17,887
Private Investments	45,600	—	(22,800)	—	—	—	—	22,800	(22,800)
Total	$7,301,222	$285,151	$(290,164)	$—	$(6,889,028)	$—	$—	$407,181	$(4,913)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2023:

Investments in Securities	Fair Value at November 30, 2023	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$—
Rights	384,381	Discounted, probability adjusted value	Discount Rate, Probability	0-10%, 9.43%-100%	9.9%, 45.5%
Private Investments	22,800	Recovery Value	Proceeds from winding down	$1	$1.0000

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund  Portfolio Information

November 30, 2023 (Unaudited)

Performance (annualized returns as of November 30, 2023)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Credit Opportunities Fund, Class R	5.02%	3.35%	2.42%	2.68%
Water Island Credit Opportunities Fund, Class I	5.40%	3.62%	2.68%	2.93%
Water Island Credit Opportunities Fund, Class A**	1.64%	2.68%	2.08%	2.30%
ICE BofA U.S. 3-Month Treasury Bill Index	4.91%	1.82%	1.21%	1.09%
Bloomberg U.S. Aggregate Bond Index	1.18%	0.71%	1.37%	1.11%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Class R and Class I inception: 10/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** After sales charge. Class A shares are subject to a maximum front-end sales load of 2.75% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I and Class A are 1.63%, 1.38% and 1.63%, respectively. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities, so they do not exceed 1.23%, 0.98% and 1.23% for Class R, Class I and Class A, respectively. The agreement remains in effect until September 30, 2024, unless terminated earlier by the Board of Trustees. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The indexes shown are not intended to, and do not, parallel the risk or investment style of the Fund's investment strategy. An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2023 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of Water Island Credit Opportunities Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: From time to time, based on market or economic conditions or investment opportunities, the Fund may have significant investments in one or more sectors of the market. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2023 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 4.00%
Commercial Services - 2.40%
Verscend Holding Corp., 2021 Term Loan B, Variable Rate, (1 mo. SOFR plus 4.00%)	08/27/2025	9.439%	$2,977,157	$2,984,288
Internet - 1.60%
Imperva, Inc., 1st Lien Term Loan, Variable Rate, (3 mo. SOFR plus 4.00%)	01/12/2026	9.631%	1,994,792	1,997,285
TOTAL BANK LOANS (Cost $4,981,641)				4,981,573
CORPORATE BONDS - 69.28%
Aerospace & Defense - 2.39%
Howmet Aerospace, Inc.	10/01/2024	5.125%	1,167,000	1,160,289
TransDigm, Inc.(a)	03/15/2026	6.250%	1,825,000	1,812,409
				2,972,698
Airlines - 1.76%
American Airlines, Inc.(a)	07/15/2025	11.750%	2,000,000	2,188,700
Apparel - 1.97%
Michael Kors USA, Inc.(a)	11/01/2024	4.250%	2,500,000	2,446,950
Auto Manufacturers - 4.21%
Ford Motor Credit Co. LLC	03/18/2024	5.584%	1,915,000	1,911,160
	09/08/2024	3.664%	3,400,000	3,326,265
				5,237,425
Auto Parts & Equipment - 2.45%
Goodyear Tire & Rubber Co.	05/31/2025	9.500%	3,000,000	3,052,500
Banks - 3.12%
PNC Financial Services Group, Inc.	04/29/2024	3.900%	3,000,000	2,975,799
Truist Financial Corp., Variable Rate, (3 mo. SOFR plus 0.91%)	03/15/2028	6.321%	1,000,000	900,194
				3,875,993
Chemicals - 2.67%
Valvoline, Inc.(a)(b)	02/15/2030	4.250%	3,365,000	3,324,557

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.28% (Continued)
Commercial Services - 3.25%
Triton Container International Ltd.(a)(b)	06/07/2024	1.150%	$4,000,000	$3,898,637
Verscend Escrow Corp.(a)	08/15/2026	9.750%	150,000	150,563
				4,049,200
Electrical Components & Equipment - 1.98%
WESCO Distribution, Inc.(a)	06/15/2025	7.125%	2,465,000	2,468,508
Entertainment - 8.12%
Caesars Entertainment, Inc.(a)	07/01/2025	6.250%	4,053,000	4,029,667
International Game Technology PLC(a)(b)	02/15/2025	6.500%	2,020,000	2,019,623
SeaWorld Parks & Entertainment, Inc.(a)	05/01/2025	8.750%	4,000,000	4,045,860
				10,095,150
Food - 2.82%
Chobani LLC/Chobani Finance Corp., Inc.(a)(b)	04/15/2025	7.500%	3,549,000	3,508,819
Internet - 6.74%
Gen Digital, Inc.(a)	04/15/2025	5.000%	2,907,000	2,883,453
Getty Images, Inc.(a)(b)	03/01/2027	9.750%	5,500,000	5,506,606
				8,390,059
Leisure Time - 0.84%
Carnival Corp.(a)	08/01/2027	9.875%	1,000,000	1,045,033
Media - 0.88%
DISH Network Corp.(a)	11/15/2027	11.750%	1,100,000	1,091,890
Miscellaneous Manufacturing - 1.17%
Hillenbrand, Inc.(b)	06/15/2025	5.750%	1,475,000	1,456,742
Office/Business Equip - 2.13%
Xerox Holdings Corp.(a)	08/15/2025	5.000%	2,762,000	2,643,878
Oil & Gas - 4.17%
Occidental Petroleum Corp.	09/01/2025	5.875%	30,000	30,039
PDC Energy, Inc.	05/15/2026	5.750%	5,180,000	5,159,021
				5,189,060
Packaging & Containers - 1.76%
Ball Corp.	07/01/2025	5.250%	1,500,000	1,491,975
LABL, Inc.(a)	07/15/2026	6.750%	733,000	696,727
				2,188,702

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.28% (Continued)
Real Estate Investment Trusts - 3.85%
American Tower Corp.	02/15/2024	5.000%	$4,800,000	$4,789,420
Retail - 3.02%
Abercrombie & Fitch Management Co.(a)	07/15/2025	8.750%	2,215,000	2,248,393
Dave & Buster's, Inc.(a)(b)	11/01/2025	7.625%	1,500,000	1,504,162
				3,752,555
Software - 4.01%
ACI Worldwide, Inc.(a)	08/15/2026	5.750%	600,000	589,933
Alteryx, Inc.(a)	03/15/2028	8.750%	700,000	703,928
Boxer Parent Co., Inc.(a)	10/02/2025	7.125%	1,715,000	1,712,856
Fidelity National Information Services, Inc.	03/01/2024	0.600%	1,266,000	1,249,492
PTC, Inc.(a)	02/15/2025	3.625%	750,000	729,407
				4,985,616
Telecommunications - 5.97%
Altice France Holding SA(a)(b)	05/15/2027	10.500%	5,050,000	2,682,318
Sprint LLC	06/15/2024	7.125%	2,500,000	2,511,742
U.S. Cellular Corp.	12/15/2033	6.700%	2,280,000	2,235,130
				7,429,190
TOTAL CORPORATE BONDS (Cost $88,919,399)				86,182,645
CONVERTIBLE CORPORATE BONDS - 17.91%
Aerospace & Defense - 2.34%
Kaman Corp.(b)	05/01/2024	3.250%	3,000,000	2,910,000
Auto Manufacturers - 0.04%
Lightning eMotors, Inc.(a)	05/15/2024	7.500%	973,000	46,218
Commercial Services - 1.53%
Block, Inc.(b)	03/01/2025	0.125%	2,000,000	1,898,800
Diversified Financial Services - 1.15%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,430,250
Entertainment - 0.33%
Cineplex, Inc.(a)	09/30/2025	5.750%	567,000	408,447
Healthcare - Services - 0.73%
UpHealth, Inc.(a)	06/15/2026	6.250%	689,000	509,860
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(a)	12/15/2025	14.310%	470,000	404,200
				914,060

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 17.91% (Continued)
Internet - 2.46%
Spotify USA, Inc.(c)	03/15/2026	0.000%	$3,500,000	$3,055,850
Software - 9.33%
BlackLine, Inc.(c)	03/15/2026	0.000%	2,000,000	1,727,500
DocuSign, Inc.(c)	01/15/2024	0.000%	2,000,000	1,981,996
RingCentral, Inc.(c)	03/01/2025	0.000%	3,105,000	2,876,161
Splunk, Inc.	06/15/2027	1.125%	3,862,000	3,722,968
Verint Systems, Inc.(b)	04/15/2026	0.250%	1,500,000	1,302,188
				11,610,813
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $24,440,329)				22,274,438

	Shares	Value
WARRANTS(d) - 0.00%(e)
Auto Manufacturers - 0.00%(e)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(f)	53,913	$172
TOTAL WARRANTS (Cost $0)		172

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.15%
Call Options Purchased - 0.15%
Alteryx, Inc.	12/2023	$37.50	$232,290	58	$16,414

Caesars Entertainment, Inc.

	12/2023	60.00	670,800	150	1,350
	01/2024	50.00	894,400	200	13,800
Dave & Buster's Entertainment, Inc.	01/2024	40.00	307,800	75	24,750
Gen Digital, Inc.	03/2024	25.00	441,600	200	9,000
Howmet Aerospace, Inc.	01/2024	50.00	762,700	145	50,025
SeaWorld Entertainment, Inc.	01/2024	50.00	391,200	80	16,000
Telephone and Data Systems, Inc.	02/2024	25.00	985,000	500	50,000
Xerox Holdings Corp.	01/2024	15.00	489,650	350	5,250
TOTAL CALL OPTIONS PURCHASED (Cost $311,887)					186,589

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.15% (Continued)
Put Options Purchased - 0.00%(e)
iShares iBoxx High Yield Corporate Bond ETF	01/2024	$70.00	$7,571,000	1,000	$5,000
TOTAL PURCHASED OPTIONS (Cost $366,906)					191,589

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.81%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.254	%(g)	4,857,010	$4,857,010
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.431	%(g)	4,857,011	4,857,011

9,714,021
TOTAL SHORT-TERM INVESTMENTS (Cost $9,714,021)	9,714,021
Total Investments - 99.15% (Cost $128,422,296)	123,344,438
Other Assets in Excess of Liabilities - 0.85%(h)	1,056,588
NET ASSETS - 100.00%	$124,401,026

Portfolio Footnotes

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2023, these securities had a total value of $55,301,602 or 44.45% of net assets.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2023, the aggregate fair market value of those securities was $18,294,761, representing 14.71% of net assets.

(c)  Represents a zero coupon bond.

(d)  Non-income-producing security.

(e)  Less than 0.005% of net assets.

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172 or 0.0% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(g)  Rate shown is the 7-day effective yield as of November 30, 2023.

(h)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (1.60%)
Aerospace & Defense - (0.03%)
Kaman Corp.	(1,800)	$(36,486)
Commercial Services - (0.17%)
Block, Inc.	(3,300)	(209,319)
Diversified Financial Services - (0.20%)
WisdomTree, Inc.	(39,400)	(256,494)
Entertainment - (0.48%)
Caesars Entertainment, Inc.	(6,000)	(268,320)
Cineplex, Inc.	(28,000)	(164,251)
SeaWorld Entertainment, Inc.	(3,300)	(161,370)
		(593,941)
Internet - (0.16%)
Gen Digital, Inc.	(2,400)	(52,992)
Spotify Technology SA	(800)	(148,088)
		(201,080)
Office/Business Equip - (0.12%)
Xerox Holdings Corp.	(10,400)	(145,496)
Retail - (0.14%)
Dave & Buster's Entertainment, Inc.	(4,300)	(176,472)
Software - (0.30%)
Alteryx, Inc., Class A	(3,200)	(128,160)
BlackLine, Inc.	(2,400)	(138,840)
RingCentral, Inc., Class A	(300)	(8,538)
Verint Systems, Inc.	(3,800)	(93,366)
		(368,904)
TOTAL SECURITIES SOLD SHORT (Proceeds $2,591,245)		$(1,988,192)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Howmet Aerospace, Inc.	01/2024	$45.00	$(263,000)	(50)	$0
iShares iBoxx High Yield Corporate Bond ETF	01/2024	65.00	(7,571,000)	(1,000)	(2,000)
SeaWorld Entertainment, Inc.	12/2023	45.00	(97,800)	(20)	(400)
TOTAL WRITTEN PUT OPTIONS (Premiums received $17,864)					(2,400)
TOTAL WRITTEN OPTIONS (Premiums received $17,864)					$(2,400)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Gen Digital, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(2,350)	USD	50,642	$(2,350)
Morgan Stanley & Co./ Upon Termination	Howmet Aerospace, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	(17,709)	USD	503,031	(17,709)
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	—	—	(38,750)	USD	1,854,000	(38,750)
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month- Federal Rate Minus 153bps (3.80%)	10/29/2024	—	—	(62,857)	USD	2,152,195	(62,857)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Telephone & Data Systems, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/29/2024	$—	$—	$(14,104)	USD	399,596	$(14,104)
						$(135,770)			$(135,770)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	92,800	USD	67,681	Morgan Stanley & Co.	12/15/2023	$721
USD	261,372	CAD	353,700	Morgan Stanley & Co.	12/15/2023	659
						$1,380
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	38,400	USD	28,493	Morgan Stanley & Co.	12/15/2023	$(188)
USD	77,333	CAD	106,100	Morgan Stanley & Co.	12/15/2023	(873)
						$(1,061)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	91.07%
Bermuda	3.13%
Luxembourg	2.16%
United Kingdom	1.62%
Panama	0.84%
Canada	0.33%
Other Assets in Excess of Liabilities	0.85%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

LLC - Limited Liability Company

Ltd. - Limited

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

The following table summarizes the Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2023:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$4,981,573	$—	$4,981,573
Corporate Bonds**	—	86,182,645	—	86,182,645
Convertible Corporate Bonds**	—	22,274,438	—	22,274,438
Warrants**	172	—	—	172
Purchased Options	191,589	—	—	191,589
Short-Term Investments	9,714,021	—	—	9,714,021
TOTAL	$9,905,782	$113,438,656	$—	$123,344,438
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,380	$—	$1,380
Liabilities
Common Stocks**	(1,988,192)	—	—	(1,988,192)
Written Options	(2,400)	—	—	(2,400)
Forward Foreign Currency Exchange Contracts	—	(1,061)	—	(1,061)
Equity Swaps	(135,770)	—	—	(135,770)
TOTAL	$(2,126,362)	$319	$—	$(2,126,043)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

This Page Intentionally Left Blank

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
ASSETS
Investments:
At cost of unaffiliated investments	$1,037,348,020	$121,245,378
At cost of affiliated investments	60,632,644	—
At fair value of unaffiliated investments (Note 2)	999,073,399	116,628,129
At fair value of affiliated investments (Note 2)	76,556,183	—
Cash	14,972	—
Deposits with brokers for securities sold short (Note 2)	18,734,387	1,279,391
Segregated cash for collateral (Note 2)	—	—
Receivable for investment securities sold	17,753,421	4,152,796
Receivable for capital shares sold	1,366,346	69,196
Unrealized appreciation on forward foreign currency exchange contracts (Note 10)	2,713,669	285,304
Unrealized appreciation on swap contracts	73,501	35,276
Dividends and interest receivable	2,463,963	262,778
Miscellaneous receivable	383,510	38,049
Prepaid expenses	55,916	31,274
Total Assets	1,119,189,267	122,782,193
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $37,752,785, $3,350,425 and $2,591,245)	37,889,839	3,370,087
Due to bank	—	4,148
Written options, at value (Note 2) (premiums received $216,061, $21,489 and $17,864)	64,250	7,570
Payable for investment securities purchased	45,116,829	6,771,519
Unrealized depreciation on forward foreign currency exchange contracts (Note 10)	2,726,468	274,643
Unrealized depreciation on swap contracts	4,191,970	474,885
Payable for capital shares redeemed	858,092	32,088
Payable to Adviser (Note 5)	838,860	96,618
Dividends payable on securities sold short	—	—
Payable to Distributor (Note 5)	19,426	1,187
Payable to Administrator (Note 5)	44,252	9,520
Payable to Transfer Agent (Note 5)	175,027	11,303
Payable to Custodian	10,995	4,989
Income distribution payable	—	—
Interest expense payable	626	—
Payable for swap dividends	776,020	96,841
Audit and legal fees payable	71,704	19,360
Payable to Trustees	83,809	7,972
Chief Compliance Officer Fees payable (Note 5)	41,707	5,108
Chief Financial Officer Fees payable (Note 5)	5,656	1,073
Other accrued expenses and liabilities	13,354	7,264
Total Liabilities	92,928,884	11,196,175
Commitments and contingent liabilities (Note 5)
NET ASSETS	$1,026,260,383	$111,586,018
NET ASSETS CONSIST OF:
Paid-in capital	$1,023,216,218	$146,485,874
Distributable earnings (Accumulated loss)	3,044,165	(34,899,856)
NET ASSETS	$1,026,260,383	$111,586,018

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Statement of Assets and Liabilities

November 30, 2023 (Unaudited)

Water Island Credit Opportunities Fund
ASSETS
Investments:
At cost of unaffiliated investments	$128,422,296
At cost of affiliated investments	—
At fair value of unaffiliated investments (Note 2)	123,344,438
At fair value of affiliated investments (Note 2)	—
Cash	—
Deposits with brokers for securities sold short (Note 2)	1,951,867
Segregated cash for collateral (Note 2)	1,870,000
Receivable for investment securities sold	1,172,320
Receivable for capital shares sold	264,097
Unrealized appreciation on forward foreign currency exchange contracts (Note 10)	1,380
Unrealized appreciation on swap contracts	—
Dividends and interest receivable	1,612,393
Miscellaneous receivable	—
Prepaid expenses	30,566
Total Assets	130,247,061
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $37,752,785, $3,350,425 and $2,591,245)	1,988,192
Due to bank	106,250
Written options, at value (Note 2) (premiums received $216,061, $21,489 and $17,864)	2,400
Payable for investment securities purchased	3,095,969
Unrealized depreciation on forward foreign currency exchange contracts (Note 10)	1,061
Unrealized depreciation on swap contracts	135,770
Payable for capital shares redeemed	155,125
Payable to Adviser (Note 5)	61,420
Dividends payable on securities sold short	23,118
Payable to Distributor (Note 5)	1,151
Payable to Administrator (Note 5)	15,398
Payable to Transfer Agent (Note 5)	14,297
Payable to Custodian	609
Income distribution payable	197,936
Interest expense payable	3,101
Payable for swap dividends	825
Audit and legal fees payable	19,685
Payable to Trustees	8,759
Chief Compliance Officer Fees payable (Note 5)	5,119
Chief Financial Officer Fees payable (Note 5)	1,071
Other accrued expenses and liabilities	8,779
Total Liabilities	5,846,035
Commitments and contingent liabilities (Note 5)
NET ASSETS	$124,401,026
NET ASSETS CONSIST OF:
Paid-in capital	$131,265,022
Distributable earnings (Accumulated loss)	(6,863,996)
NET ASSETS	$124,401,026

Semi-Annual Report | November 30, 2023

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$40,062,718	$4,183,644
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,140,909	366,245
Net asset value and offering price per share	$12.76	$11.42
CLASS I SHARES:
Net assets applicable to Class I shares	$954,061,378	$105,670,807
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	71,742,049	9,120,256
Net asset value and offering price per share	$13.30	$11.59
CLASS C SHARES:
Net assets applicable to Class C shares	$7,224,966	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	614,083	—
Net asset value and offering price per share(a)	$11.77	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$24,911,321	$1,731,567
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,958,829	151,898
Net asset value and offering price per share(a)	$12.72	$11.40
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.08	$11.78
Maximum sales charge	2.75%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2023 (Unaudited)

Water Island Credit Opportunities Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$5,728,270
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	592,387
Net asset value and offering price per share	$9.67
CLASS I SHARES:
Net assets applicable to Class I shares	$118,603,684
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,322,166
Net asset value and offering price per share	$9.63
CLASS C SHARES:
Net assets applicable to Class C shares	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—
Net asset value and offering price per share(a)	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$69,072
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,174
Net asset value and offering price per share(a)	$9.63
Maximum offering price per share (NAV/(100% — maximum sales charge))	$9.95
Maximum sales charge	3.25%

Semi-Annual Report | November 30, 2023

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
INVESTMENT INCOME
Dividend income	$8,583,896	$855,436
Foreign taxes withheld on dividends	(19,665)	(1,084)
Interest income	251,604	143,578
Rebates on short sales, net of fees	1,438,035	159,019
Total Investment Income	10,253,870	1,156,949
EXPENSES
Investment advisory fees (Note 5)	5,803,078	609,458
Distribution and service fees (Note 5)
Class R	52,831	5,071
Class C	38,963	—
Class A	33,574	2,178
Administrative fees	121,435	23,957
Chief Compliance Officer fees	85,203	8,247
Trustees' fees	158,864	18,259
Dividend expense	141,783	3,831
Transfer agent fees	491,315	49,500
Custodian and bank service fees	55,982	19,127
Registration and filing fees	42,468	24,970
Printing of shareholder reports	68,918	6,395
Professional fees	100,383	17,181
Insurance expense	30,610	2,403
Chief Financial Officer fees	28,732	6,068
Other expenses	37,953	14,113
Total Expenses	7,292,092	810,758
Fees waived or reimbursed by the Adviser, Class R (Note 5)	(18,349)	(70)
Fees waived or reimbursed by the Adviser, Class I (Note 5)	(430,403)	(1,744)
Fees waived or reimbursed by the Adviser, Class C (Note 5)	(3,378)	—
Fees waived or reimbursed by the Adviser, Class A (Note 5)	(11,669)	(28)
Net Expenses	6,828,293	808,916
NET INVESTMENT INCOME	3,425,577	348,033
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	31,659,005	4,286,216
Purchased option contracts	(3,215,411)	(374,183)
Swap contracts	(16,007,144)	(1,356,342)
Securities sold short	(419,537)	371,964
Written option contracts	12,104	1,326
Forward currency contracts	1,605,756	109,778
Foreign currency transactions (Note 10)	359,853	194,127

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

Water Island Credit Opportunities Fund
INVESTMENT INCOME
Dividend income	$356,278
Foreign taxes withheld on dividends	—
Interest income	2,952,225
Rebates on short sales, net of fees	81,512
Total Investment Income	3,390,015
EXPENSES
Investment advisory fees (Note 5)	569,480
Distribution and service fees (Note 5)
Class R	6,933
Class C	—
Class A	85
Administrative fees	43,797
Chief Compliance Officer fees	8,869
Trustees' fees	19,073
Dividend expense	56,477
Transfer agent fees	67,116
Custodian and bank service fees	9,086
Registration and filing fees	23,859
Printing of shareholder reports	6,507
Professional fees	17,729
Insurance expense	2,557
Chief Financial Officer fees	6,225
Other expenses	15,071
Total Expenses	852,864
Fees waived or reimbursed by the Adviser, Class R (Note 5)	(9,339)
Fees waived or reimbursed by the Adviser, Class I (Note 5)	(192,453)
Fees waived or reimbursed by the Adviser, Class C (Note 5)	—
Fees waived or reimbursed by the Adviser, Class A (Note 5)	(115)
Net Expenses	650,957
NET INVESTMENT INCOME	2,739,058
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	435,039
Purchased option contracts	(181,939)
Swap contracts	9,271
Securities sold short	413,695
Written option contracts	6,632
Forward currency contracts	(1,925)
Foreign currency transactions (Note 10)	(280)

Semi-Annual Report | November 30, 2023

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$40,204,655	$3,123,982
Affiliated investments	4,821,916	—
Securities sold short	(3,057,204)	(282,720)
Foreign currency transactions (Note 10)	(119,163)	(171,177)
Purchased option contracts	423,663	72,995
Written option contracts	151,811	7,774
Swap contracts	9,781,514	723,620
Forward currency contracts	(113,964)	40,239
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	66,087,854	6,747,599
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,513,431	$7,095,632

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

Water Island Credit Opportunities Fund
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$838,255
Affiliated investments	—
Securities sold short	(388,837)
Foreign currency transactions (Note 10)	66
Purchased option contracts	(61,735)
Written option contracts	15,464
Swap contracts	(112,939)
Forward currency contracts	2,172
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	972,939
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,711,997

Semi-Annual Report | November 30, 2023

The Arbitrage Funds

	Arbitrage Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$3,425,577	$5,307,920
Net realized gains (losses) from:
Unaffiliated investments	31,659,005	21,303,485
Purchased option contracts	(3,215,411)	(3,753,338)
Swap contracts	(16,007,144)	5,016,744
Securities sold short	(419,537)	7,701,552
Written option contracts	12,104	(794,457)
Forward currency contracts	1,605,756	9,455,080
Foreign currency transactions	359,853	126,724
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	40,204,655	(33,173,752)
Affiliated investments	4,821,916	(660,536)
Securities sold short	(3,057,204)	(316,732)
Foreign currency transactions	(119,163)	121,839
Purchased option contracts	423,663	(512,810)
Written option contracts	151,811	(10,186)
Swap contracts	9,781,514	(13,900,131)
Forward currency contracts	(113,964)	(3,276,363)
Net increase (decrease) in net assets resulting from operations	69,513,431	(7,364,961)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	(2,052,959)
Distributions from distributable earnings, Class I	—	(48,583,107)
Distributions from distributable earnings, Class C	—	(308,280)
Distributions from distributable earnings, Class A	—	(1,345,088)
Decrease in net assets from distributions to shareholders	—	(52,289,434)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	107,822,203	291,944,330
Shares issued in reinvestment of distributions	—	43,054,678
Payments for shares redeemed	(294,267,643)	(724,701,012)
Net increase (decrease) in net assets from capital share transactions	(186,445,440)	(389,702,004)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,932,009)	(449,356,399)
NET ASSETS:
Beginning of period	1,143,192,392	1,592,548,791
End of period	$1,026,260,383	$1,143,192,392

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	Water Island Event-Driven Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$348,033	$270,720
Net realized gains (losses) from:
Unaffiliated investments	4,286,216	2,421,410
Purchased option contracts	(374,183)	(340,066)
Swap contracts	(1,356,342)	399,115
Securities sold short	371,964	629,133
Written option contracts	1,326	(59,394)
Forward currency contracts	109,778	379,573
Foreign currency transactions	194,127	29,855
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,123,982	(3,546,003)
Affiliated investments	—	—
Securities sold short	(282,720)	34,754
Foreign currency transactions	(171,177)	171,309
Purchased option contracts	72,995	(96,014)
Written option contracts	7,774	5,284
Swap contracts	723,620	(1,163,229)
Forward currency contracts	40,239	(177,226)
Net increase (decrease) in net assets resulting from operations	7,095,632	(1,040,779)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	—
Distributions from distributable earnings, Class I	—	—
Distributions from distributable earnings, Class C	—	—
Distributions from distributable earnings, Class A	—	—
Decrease in net assets from distributions to shareholders	—	—
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	1,166,775	21,857,379
Shares issued in reinvestment of distributions	—	—
Payments for shares redeemed	(11,216,214)	(20,118,517)
Net increase (decrease) in net assets from capital share transactions	(10,049,439)	1,738,862
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,953,807)	698,083
NET ASSETS:
Beginning of period	114,539,825	113,841,742
End of period	$111,586,018	$114,539,825

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Statement of Changes in Net Assets

	Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$2,739,058	$4,805,374
Net realized gains (losses) from:
Investments	435,039	(2,307,637)
Purchased option contracts	(181,939)	(61,807)
Swap contracts	9,271	182,088
Securities sold short	413,695	1,379,050
Written option contracts	6,632	87,999
Forward currency contracts	(1,925)	(1,255)
Foreign currency transactions	(280)	811
Net change in unrealized appreciation (depreciation) on:
Investments	838,255	1,258,163
Securities sold short	(388,837)	(1,775,332)
Foreign currency transactions	66	248
Purchased option contracts	(61,735)	(87,699)
Written option contracts	15,464	240
Swap contracts	(112,939)	(22,831)
Forward currency contracts	2,172	220
Net increase (decrease) in net assets resulting from operations	3,711,997	3,457,632
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	(128,493)	(350,840)
Distributions from distributable earnings, Class I	(2,805,842)	(4,888,340)
Distributions from distributable earnings, Class A	(1,583)	(3,044)
Decrease in net assets from distributions to shareholders	(2,935,918)	(5,242,224)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	16,457,150	18,148,503
Shares issued in reinvestment of distributions	1,899,653	3,406,172
Payments for shares redeemed	(11,028,894)	(38,354,970)
Net increase (decrease) in net assets from capital share transactions	7,327,909	(16,800,295)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,103,988	(18,584,887)
NET ASSETS:
Beginning of period	116,297,038	134,881,925
End of period	$124,401,026	$116,297,038

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$11.97		$12.54	$13.11	$13.04		$12.92	$12.65
Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.02	(0.08)	(0.01	)(b)	(0.05)	(0.03	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.76		(0.15)	(0.42)	0.97		0.44	0.52
Total from investment operations	0.79		(0.13)	(0.50)	0.96		0.39	0.49
Less distributions
From net investment income	—		(0.09)	—	—		—	(0.06)
From net realized gains	—		(0.35)	(0.07)	(0.89)		(0.27)	(0.16)
Total distributions	—		(0.44)	(0.07)	(0.89)		(0.27)	(0.22)
Net asset value, end of period	$12.76		$11.97	$12.54	$13.11		$13.04	$12.92
Total return(c)	6.60	%(d)	(1.03%)	(3.83%)	7.58%		3.07%	3.89%
Net assets, end of period (in 000s)	$40,063		$44,250	$77,866	$97,909		$98,715	$163,349
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.60	%(f)	1.51%	1.55%	1.64%		1.66%	1.94%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(e)(g)	1.51	%(f)	1.45%	1.49%	1.58%		1.63%	1.93%
Net investment income (loss)	0.41	%(f)	0.13%	(0.61%)	(0.08	%)(b)	(0.36%)	(0.20	%)(b)
Portfolio turnover rate	114	%(d)	197%	206%	300%		273%	419%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.03% (annualized), 0.01%, 0.01%, 0.00%, 0.15% and 0.46% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.05%, 0.11%, 0.01% and 0.00% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.48% (annualized), 1.44%, 1.43%, 1.47%, 1.47% and 1.47% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.47		$13.05	$13.60	$13.47	$13.32	$13.03
Income (loss) from investment operations
Net investment income (loss)(a)	0.04		0.05	(0.05)	0.02	(0.02)	0.01
Net realized and unrealized gains (losses) on investments and foreign currencies	0.79		(0.15)	(0.43)	1.00	0.45	0.54
Total from investment operations	0.83		(0.10)	(0.48)	1.02	0.43	0.55
Less distributions
From net investment income	—		(0.13)	—	—	(0.01)	(0.10)
From net realized gains	—		(0.35)	(0.07)	(0.89)	(0.27)	(0.16)
Total distributions	—		(0.48)	(0.07)	(0.89)	(0.28)	(0.26)
Net asset value, end of period	$13.30		$12.47	$13.05	$13.60	$13.47	$13.32
Total return(c)	6.66	%(b)	(0.75%)	(3.55%)	7.87%	3.27%	4.21%
Net assets, end of period (in 000s)	$954,061		$1,062,907	$1,459,176	$1,449,309	$1,243,838	$1,546,542
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.35	%(e)	1.26%	1.30%	1.39%	1.41%	1.69%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(d)(f)	1.26	%(e)	1.20%	1.24%	1.33%	1.38%	1.68%
Net investment income (loss)	0.66	%(e)	0.40%	(0.41%)	0.16%	(0.13%)	0.06%
Portfolio turnover rate	114	%(b)	197%	206%	300%	273%	419%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Not annualized.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.03% (annualized), 0.01%, 0.01%, 0.00%, 0.15% and 0.46% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.05%, 0.11%, 0.01% and 0.00% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)  Annualized.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.19%, 1.18%, 1.22%, 1.22% and 1.22% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023		2022	2021		2020	2019
Net asset value, beginning of period	$11.09		$11.64		$12.26	$12.34		$12.34	$12.12
Income (loss) from investment operations
Net investment loss(a)	(0.02)		(0.07	)(b)	(0.16)	(0.10	)(b)	(0.14)	(0.12	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.70		(0.13)		(0.39)	0.91		0.41	0.50
Total from investment operations	0.68		(0.20)		(0.55)	0.81		0.27	0.38
Less distributions
From net realized gains	—		(0.35)		(0.07)	(0.89)		(0.27)	(0.16)
Total distributions	—		(0.35)		(0.07)	(0.89)		(0.27)	(0.16)
Net asset value, end of period	$11.77		$11.09		$11.64	$12.26		$12.34	$12.34
Total return(d)(e)	6.13	%(c)	(1.73%)		(4.51%)	6.77%		2.24%	3.11%
Net assets, end of period (in 000s)	$7,225		$8,398		$13,467	$18,043		$19,860	$19,050
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.35	%(f)	2.26%		2.30%	2.39%		2.41%	2.69%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(g)(h)	2.26	%(f)	2.20%		2.24%	2.33%		2.38%	2.68%
Net investment loss	(0.34	%)(f)	(0.61%)		(1.35%)	(0.85	%)(b)	(1.16%)	(0.94	%)(b)
Portfolio turnover rate	114	%(c)	197%		206%	300%		273%	419%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Not annualized.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Annualized.

(g)  Dividend expense totaled 0.03% (annualized), 0.01%, 0.01%, 0.00%, 0.15% and 0.46% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.05%, 0.11%, 0.01% and 0.00% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.23% (annualized), 2.19%, 2.18%, 2.22%, 2.22% and 2.22% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$11.94		$12.52	$13.08	$13.01		$12.90	$12.63
Income (loss) from investment operations
Net investment income (loss)(a)	0.02		0.02	(0.09)	0.00	(b)	(0.05)	(0.02	)(c)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.76		(0.15)	(0.40)	0.96		0.43	0.52
Total from investment operations	0.78		(0.13)	(0.49)	0.96		0.38	0.50
Less distributions
From net investment income	—		(0.10)	—	—		—	(0.07)
From net realized gains	—		(0.35)	(0.07)	(0.89)		(0.27)	(0.16)
Total distributions	—		(0.45)	(0.07)	(0.89)		(0.27)	(0.23)
Net asset value, end of period	$12.72		$11.94	$12.52	$13.08		$13.01	$12.90
Total return(e)(f)	6.53	%(d)	(1.06%)	(3.77%)	7.60%		3.00%	3.94%
Net assets, end of period (in 000s)	$24,911		$27,637	$42,040	$32,624		$17,762	$18,341
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.60	%(h)	1.51%	1.55%	1.64%		1.66%	1.94%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(g)(i)	1.51	%(h)	1.45%	1.49%	1.58%		1.63%	1.93%
Net investment income (loss)	0.40	%(h)	0.16%	(0.74%)	(0.03	%)(c)	(0.40%)	(0.19	%)(c)
Portfolio turnover rate	114	%(d)	197%	206%	300%		273%	419%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  Not annualized.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(g)  Dividend expense totaled 0.03% (annualized), 0.01%, 0.01%, 0.00%, 0.15% and 0.46% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.05%, 0.11%, 0.01% and 0.00% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.48% (annualized), 1.44%, 1.43%, 1.47%, 1.47% and 1.47% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of period	$10.72		$10.84		$11.38	$9.97	$9.47	$9.46
Income (loss) from investment operations
Net investment income (loss)(a)	0.02		(0.00	)(b)(c)	(0.12)	(0.05)	0.01	0.07
Net realized and unrealized gains (losses) on investments and foreign currencies	0.68		(0.12)		(0.42)	1.46	0.51	0.08
Total from investment operations	0.70		(0.12)		(0.54)	1.41	0.52	0.15
Less distributions
From net investment income	—		—		—	—	(0.02)	(0.14)
Total distributions	—		—		—	—	(0.02)	(0.14)
Net asset value, end of period	$11.42		$10.72		$10.84	$11.38	$9.97	$9.47
Total return(d)	6.53	%(e)	(1.11%)		(4.75%)	14.14%	5.49%	1.60%
Net assets, end of period (in 000s)	$4,184		$3,990		$4,502	$10,116	$7,694	$30,423
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.70	%(g)	1.67%		1.78%	1.98%	2.11%	2.58%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(f)(h)	1.70	%(g)	1.70%		1.80%	1.89%	1.83%	2.18%
Net investment income (loss)	0.40	%(g)	(0.00	%)(i)	(1.08%)	(0.51%)	0.09%	0.70%
Portfolio turnover rate	158	%(e)	216%		217%	320%	397%	504%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.01%, 0.01%, 0.13% and 0.46% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.10%, 0.19%, 0.01% and 0.03% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(i)  Amount rounds to less than (0.01%) per share.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.86		$10.95	$11.47	$10.05	$9.54	$9.53
Income (loss) from investment operations
Net investment income (loss)(a)	0.04		0.03	(0.10)	(0.03)	0.02	0.09
Net realized and unrealized gains (losses) on investments and foreign currencies	0.69		(0.12)	(0.42)	1.48	0.53	0.09
Total from investment operations	0.73		(0.09)	(0.52)	1.45	0.55	0.18
Less distributions
From net investment income	—		—	—	(0.03)	(0.04)	(0.17)
Total distributions	—		—	—	(0.03)	(0.04)	(0.17)
Net asset value, end of period	$11.59		$10.86	$10.95	$11.47	$10.05	$9.54
Total return(c)	6.72	%(b)	(0.82%)	(4.53%)	14.51%	5.83%	1.88%
Net assets, end of period (in 000s)	$105,671		$108,674	$107,038	$125,093	$99,069	$92,710
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.45	%(e)	1.42%	1.53%	1.73%	1.86%	2.33%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(d)(f)	1.45	%(e)	1.45%	1.55%	1.64%	1.58%	1.93%
Net investment income (loss)	0.64	%(e)	0.25%	(0.86%)	(0.24%)	0.20%	0.92%
Portfolio turnover rate	158	%(b)	216%	217%	320%	397%	504%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Not annualized.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.01%, 0.01%, 0.13% and 0.46% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.10%, 0.19%, 0.01% and 0.03% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)  Annualized.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023		2022	2021	2020		2019
Net asset value, beginning of period	$10.70		$10.82		$11.36	$9.97	$9.46		$9.46
Income (loss) from investment operations
Net investment income (loss)(a)	0.02		(0.00	)(b)(c)	(0.15)	(0.06)	(0.00	)(b)	0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	0.68		(0.12)		(0.39)	1.46	0.53		0.08
Total from investment operations	0.70		(0.12)		(0.54)	1.40	0.53		0.14
Less distributions
From net investment income	—		—		—	(0.01)	(0.02)		(0.14)
Total distributions	—		—		—	(0.01)	(0.02)		(0.14)
Net asset value, end of period	$11.40		$10.70		$10.82	$11.36	$9.97		$9.46
Total return(e)(f)	6.54	%(d)	(1.11%)		(4.75%)	14.20%	5.62%		1.56%
Net assets, end of period (in 000s)	$1,732		$1,876		$2,301	$1,384	$347		$799
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.70	%(h)	1.67%		1.77%	2.00%	2.11%		2.58%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(g)(i)	1.70	%(h)	1.70%		1.79%	1.91%	1.83%		2.18%
Net investment income (loss)	0.39	%(h)	(0.01%)		(1.35%)	(0.59%)	0.02%		0.65%
Portfolio turnover rate	158	%(d)	216%		217%	320%	397%		504%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  Not annualized.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.00%, 0.01%, 0.13% and 0.46% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.10%, 0.21%, 0.01% and 0.03% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.61		$9.73	$10.16	$9.64	$9.70	$9.77
Income (loss) from investment operations
Net investment income(a)	0.21		0.36	0.16	0.22	0.24	0.31
Net realized and unrealized gains (losses) on investments and foreign currencies	0.07		(0.09)	(0.33)	0.54	(0.01)	(0.07)
Total from investment operations	0.28		0.27	(0.17)	0.76	0.23	0.24
Less distributions
From net investment income	(0.22)		(0.39)	(0.26)	(0.24)	(0.29)	(0.31)
Total distributions	(0.22)		(0.39)	(0.26)	(0.24)	(0.29)	(0.31)
Net asset value, end of period	$9.67		$9.61	$9.73	$10.16	$9.64	$9.70
Total return(b)	2.99	%(c)	2.88%	(1.74%)	8.09%	2.46%	2.55%
Net assets, end of period (in 000s)	$5,728		$6,742	$9,072	$7,553	$3,673	$7,845
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.66	%(e)	1.62%	1.62%	1.77%	1.96%	2.10	%(f)
Net expenses after advisory fees waived, recoupment and expenses reimbursed(d)(g)	1.32	%(e)	1.30%	1.32%	1.32%	1.35%	1.59	%(f)
Net investment income	4.31	%(e)	3.70%	1.58%	2.20%	2.48%	3.18	%(f)
Portfolio turnover rate	52	%(c)	127%	148%	147%	175%	221%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.09% (annualized), 0.05%, 0.01%, 0.01%, 0.07% and 0.29% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.02%, 0.08%, 0.08%, 0.05% and 0.01% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)  Annualized.

(f)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class R shares. Prior to August 6, 2018, the expense limitation had been 1.50%.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.23% and 1.29% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.56		$9.69	$10.12	$9.60	$9.65	$9.73
Income (loss) from investment operations
Net investment income(a)	0.22		0.38	0.18	0.24	0.26	0.34
Net realized and unrealized gains (losses) on investments and foreign currencies	0.09		(0.10)	(0.33)	0.55	0.01 (b)	(0.08)
Total from investment operations	0.31		0.28	(0.15)	0.79	0.27	0.26
Less distributions
From net investment income	(0.24)		(0.41)	(0.28)	(0.27)	(0.32)	(0.34)
Total distributions	(0.24)		(0.41)	(0.28)	(0.27)	(0.32)	(0.34)
Net asset value, end of period	$9.63		$9.56	$9.69	$10.12	$9.60	$9.65
Total return(d)	3.23	%(c)	3.03%	(1.51%)	8.29%	2.82%	2.70%
Net assets, end of period (in 000s)	$118,604		$109,488	$125,705	$98,777	$56,869	$49,795
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.41	%(f)	1.37%	1.37%	1.52%	1.71%	1.85	%(g)
Net expenses after advisory fees waived, recoupment and expenses reimbursed(e)(h)	1.07	%(f)	1.05%	1.07%	1.07%	1.10%	1.32	%(g)
Net investment income	4.58	%(f)	3.94%	1.84%	2.44%	2.73%	3.51	%(g)
Portfolio turnover rate	52	%(c)	127%	148%	147%	175%	221%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Not annualized.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Dividend expense totaled 0.09% (annualized), 0.05%, 0.01%, 0.01%, 0.07% and 0.29% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.02%, 0.08%, 0.08%, 0.05% and 0.01% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(f)  Annualized.

(g)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.98% for Class I shares. Prior to August 6, 2018, the expense limitation had been 1.25%.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98% (annualized), 0.98%, 0.98%, 0.98%, 0.98% and 1.02% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

Water Island Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.57		$9.69	$10.12	$9.60	$9.65	$9.73
Income (loss) from investment operations
Net investment income(a)	0.21		0.35	0.16	0.22	0.23	0.31
Net realized and unrealized gains (losses) on investments and foreign currencies	0.07		(0.08)	(0.33)	0.54	0.01 (b)	(0.08)
Total from investment operations	0.28		0.27	(0.17)	0.76	0.24	0.23
Less distributions
From net investment income	(0.22)		(0.39)	(0.26)	(0.24)	(0.29)	(0.31)
Total distributions	(0.22)		(0.39)	(0.26)	(0.24)	(0.29)	(0.31)
Net asset value, end of period	$9.63		$9.57	$9.69	$10.12	$9.60	$9.65
Total return(d)(e)	3.00	%(c)	2.88%	(1.76%)	8.02%	2.56%	2.45%
Net assets, end of period (in 000s)	$69		$67	$105	$97	$88	$121
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.66	%(g)	1.61%	1.62%	1.77%	1.96%	2.10	%(h)
Net expenses after advisory fees waived, recoupment and expenses reimbursed(f)(i)	1.32	%(g)	1.30%	1.32%	1.32%	1.35%	1.58	%(h)
Net investment income	4.34	%(g)	3.64%	1.59%	2.21%	2.37%	3.24	%(h)
Portfolio turnover rate	52	%(c)	127%	148%	147%	175%	221%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  Not annualized.

(d)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(f)  Dividend expense totaled 0.09% (annualized), 0.05%, 0.01%, 0.01%, 0.07% and 0.29% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.02%, 0.08%, 0.08%, 0.05% and 0.01% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class A shares. Prior to August 6, 2018, the expense limitation had been 1.50%.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.23% and 1.28% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements

November 30, 2023 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The three series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Event-Driven Fund (the "Event-Driven Fund") and the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund"), each a "Fund" and collectively the "Funds." The Arbitrage Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Event-Driven Fund is a non-diversified series of the Trust. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of AltShares Trust, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	N/A	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	N/A	June 1, 2013

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing primarily in debt securities impacted by catalysts and events such as mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations.

The Arbitrage Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Event-Driven Fund's and Credit Opportunities Fund's three classes of shares, Class R, Class I and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.75% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing agents, if available. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2023, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Share Valuation — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statement of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated triparty account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statement of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Risk of Investing in Derivatives: In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction,

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at November 30, 2023 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2023, the Funds engaged in option writing/purchasing to limit volatility and correlation and to create income and optionality. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Portfolio of Investments.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2023 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2023, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants/rights held by the Funds at November 30, 2023 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2023, the Funds held warrants/rights as a result of receiving them from completed deals, and to participate in investment opportunities.

Swaps: The Funds may enter into swap transactions, such as interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, a particular security, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the federal funds rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds will typically enter into agreements based on either long or short exposure to underlying equities. To help mitigate against default risk by the counterparties these agreements are reset monthly, with cashflows exchanged based on the change in the value of the underlying equity from either the opening price or the last reset price, netted against the interest leg of the swap.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund). Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2023 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2023, the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund entered into swap agreements to gain efficient exposure to underlying equities.

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2023, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,713,669	Unrealized depreciation on forward foreign currency exchange contracts	$2,726,468
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	73,501	Unrealized depreciation on swap contracts	4,191,970
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	353,285		—
Equity Contracts (written option contracts)		—	Written options, at value	64,250
		$3,140,455		$6,982,688

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$285,304	Unrealized depreciation on forward foreign currency exchange contracts	$274,643
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	35,276	Unrealized depreciation on swap contracts	474,885
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	16,295		—
Equity Contracts (written option contracts)		—	Written options, at value	7,570
		$336,875		$757,098
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,380	Unrealized depreciation on forward foreign currency exchange contracts	$1,061
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	135,770
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	191,589		—
Equity Contracts (written option contracts)		—	Written options, at value	2,400
		$192,969		$139,231

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

The effect of derivative instruments on the Funds' Statement of Operations for the period ended November 30, 2023, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$1,605,756	$(113,964)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(16,007,144)	9,781,514
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(3,215,411)	423,663
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	12,104	151,811
		$(17,604,695)	$10,243,024

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$109,778	$40,239
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(1,356,342)	723,620
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(374,183)	72,995
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	1,326	7,774
		$(1,619,421)	$844,628

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(1,925)	$2,172
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	9,271	(112,939)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(181,939)	(61,735)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	6,632	15,464
		$(167,961)	$(157,038)

Volume of derivative instruments held by the Funds during the period ended November 30, 2023, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	$128,421,045
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(125,520,284)
Purchased Option Contracts	Contracts	9,762
Written Option Contracts	Contracts	(1,250)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	$14,756,412
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(12,584,552)
Purchased Option Contracts	Contracts	539
Written Option Contracts	Contracts	(123)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	$6,776,871
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(238,516)
Purchased Option Contracts	Contracts	2,859
Written Option Contracts	Contracts	(237)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2023. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2023:

Arbitrage Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$73,501	$(73,501)	$—	$—	$—	$—
Total	$73,501	$(73,501)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$4,191,970	$(73,501)	$4,118,469	$(4,118,469)	$—	$—
Total	$4,191,970	$(73,501)	$4,118,469	$(4,118,469)	$—	$—

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$35,276	$(35,276)	$—	$—	$—	$—
Total	$35,276	$(35,276)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$474,885	$(35,276)	$439,609	$(439,609)	$—	$—
Total	$474,885	$(35,276)	$439,609	$(439,609)	$—	$—

Credit Opportunities Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$135,770	$—	$135,770	$—	$(135,770)	$—
Total	$135,770	$—	$135,770	$—	$(135,770)	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income on an accrual basis. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2023, cash held by the Funds represented cash held at a third-party custodian.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2023. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2023, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$1,054,601,043	$152,229,634	$50,245,487
Sales and Maturities	1,364,626,726	175,661,920	53,990,594

4. LINE OF CREDIT

The Trust, on behalf of the Funds, has entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line") with State Street Bank and Trust Company (the "Custodian"). Borrowings under the Uncommitted Line are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. The Uncommitted Line has an upfront fee of $30,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. Such fees are included in the custodian bank and service fees on the Statements of Operations. Interest on the Uncommitted Line is charged to the Funds based on their borrowing at a rate equal to the higher of (a) the federal funds rate plus 1.35% and (b) the overnight bank funding rate plus 1.35%. For purposes of calculating the effective interest rate, if the federal funds rate or the overnight bank funding rate shall be less than zero, then such rate shall be deemed to be zero.

The Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund had no borrowings during the six months ended November 30, 2023.

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under each of the Investment Advisory Agreements, fees are computed and accrued daily and paid monthly. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million, and 1.00% on its average daily net assets in excess of $500 million. Effective November 1, 2019, the Event-Driven Fund pays the Adviser an annual fee of 1.10% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund pays the Adviser an annual fee of 0.95% on the first $250 million, 0.90% on the next $500 million, and 0.85% on its average daily net assets in excess of $750 million.

Under an Amended and Restated Expense Waiver and Reimbursement Agreement for each of Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below. The agreement remains in effect until September 30, 2024, unless terminated earlier by the Board.

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.23%
Class I	1.44%	1.44%	0.98%
Class C	2.44%	N/A	N/A
Class A	1.69%	1.69%	1.23%

The Adviser agreed not to charge the Arbitrage Fund an advisory fee on the portion of its assets invested in the Event-Driven Fund. This resulted in $463,799 of advisory fees being waived during the six months ended November 30, 2023.

For the six months ended November 30, 2023, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.00%, 1.10% and 0.61%, respectively.

The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any waived amount from a Fund pursuant to the Amended and Restated Expense Waiver and Reimbursement Agreements if such recapture does not cause the Fund to exceed the expense limitations in effect at the time the amounts were waived, the recapture does not cause the Fund to exceed the current expense limitation, and the recapture is done within three years after the date on which the expense was waived. There were no amounts recaptured during the six months ended November 30, 2023 for Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

As of November 30, 2023, the balances of waived expenses that are eligible for potential recapture for each Fund are as follows:

	Expiring May 31, 2024	Expiring May 31, 2025	Expiring May 31, 2026	Total
Event-Driven Fund
Class R	$7,526	$—	$—	$7,526
Class I	94,924	—	—	94,924
Class A	706	—	—	706
Credit Opportunities Fund
Class R	$14,935	$27,491	$27,239	$69,665
Class I	327,225	360,709	360,425	1,048,359
Class A	386	309	241	936

Administration Agreement

State Street Bank and Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, as applicable, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay the 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2023, the Arbitrage Fund's Class R shares and Class A shares incurred $52,831 and $33,574 in distribution expenses, respectively, and Class C shares incurred $38,963 in distribution and shareholder support expenses, all of which were used to compensate broker-dealers. During the six months ended November 30, 2023, the Event-Driven Fund's Class R shares and Class A shares incurred $5,071 and $2,178 in distribution expenses, respectively, all of which were used to compensate broker-dealers. During the six months ended November 30, 2023, the Credit Opportunities Fund's Class R shares and Class A shares incurred

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

$6,933 and $85 in distribution expenses, respectively, all of which were used to compensate broker-dealers.

Chief Compliance Officer

The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Trust pays a portion of the CCO's compensation as approved by the Board of Trustees. Information related to the CCO Fees can be found in the Funds' Statements of Operations.

Chief Financial Officer

Foreside Management Services, LLC ("Foreside", d/b/a ACA Group) provides Chief Financial Officer ("CFO") services to the Trust. Foreside is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent and Shareholder Services Agreement

SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS," formerly known as DST Systems, Inc.) is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. RELATED PARTIES

The Adviser is a related party of the Funds and certain officers of the Trust are also officers of the Adviser. Fees payable to related parties are disclosed in Note 5 and accrued amounts are disclosed in the Statements of Operations.

7. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2023 follows:

Affiliated Issuer	Beginning Value as of May 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2023	Shares as of November 30, 2023	Dividend Income	Capital Gain Distributions
Water Island Event- Driven Fund	$71,734,267	$—	$—	$—	$4,821,916	$76,556,183	6,605,365	$—	$—

At November 30, 2023, Arbitrage Fund, an affiliated fund, owned 68.53% of Event-Driven Fund's shares.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

9. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	121,596	$1,503,834	875,065	$10,878,888
Shares issued in reinvestment of distributions	—	—	164,500	2,001,965
Payments for shares redeemed	(676,645)	(8,365,858)	(3,550,659)	(44,018,561)
Net decrease	(555,049)	$(6,862,024)	(2,511,094)	$(31,137,708)
Arbitrage Fund - Class I
Proceeds from shares sold	7,748,732	$100,022,661	21,230,187	$273,656,279
Shares issued in reinvestment of distributions	—	—	3,154,548	39,905,031
Payments for shares redeemed	(21,264,341)	(273,579,405)	(50,906,547)	(654,658,365)
Net decrease	(13,515,609)	$(173,556,744)	(26,521,812)	$(341,097,055)
Arbitrage Fund - Class C
Proceeds from shares sold	1,465	$16,824	13,835	$158,817
Shares issued in reinvestment of distributions	—	—	21,082	238,233
Payments for shares redeemed	(144,949)	(1,657,933)	(434,130)	(5,001,828)
Net decrease	(143,484)	$(1,641,109)	(399,213)	$(4,604,778)
Arbitrage Fund - Class A
Proceeds from shares sold	504,790	$6,278,884	588,071	$7,250,346
Shares issued in reinvestment of distributions	—	—	74,975	909,449
Payments for shares redeemed	(861,037)	(10,664,447)	(1,706,721)	(21,022,258)
Net decrease	(356,247)	$(4,385,563)	(1,043,675)	$(12,862,463)
Event-Driven Fund - Class R
Proceeds from shares sold	7,819	$88,744	25,875	$281,636
Payments for shares redeemed	(13,586)	(151,065)	(69,180)	(753,009)
Net decrease	(5,767)	$(62,321)	(43,305)	$(471,373)
Event-Driven Fund - Class I
Proceeds from shares sold	90,776	$1,021,828	1,846,566	$20,365,124
Payments for shares redeemed	(972,978)	(10,754,671)	(1,614,916)	(17,754,925)
Net increase/(decrease)	(882,202)	$(9,732,843)	231,650	$2,610,199
Event-Driven Fund - Class A
Proceeds from shares sold	5,183	$56,203	110,667	$1,210,619
Payments for shares redeemed	(28,573)	(310,478)	(148,105)	(1,610,583)
Net decrease	(23,390)	$(254,275)	(37,438)	$(399,964)

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	93,553	$901,454	135,130	$1,297,962
Shares issued in reinvestment of distributions	13,307	128,428	36,521	350,831
Payments for shares redeemed	(216,195)	(2,085,904)	(402,198)	(3,872,353)
Net decrease	(109,335)	$(1,056,022)	(230,547)	$(2,223,560)
Credit Opportunities Fund - Class I
Proceeds from shares sold	1,620,772	$15,555,696	1,762,330	$16,850,541
Shares issued in reinvestment of distributions	184,234	1,769,643	319,282	3,052,297
Payments for shares redeemed	(931,704)	(8,942,990)	(3,610,686)	(34,442,728)
Net increase/(decrease)	873,302	$8,382,349	(1,529,074)	$(14,539,890)
Credit Opportunities Fund - Class A
Shares issued in reinvestment of distributions	165	$1,582	318	$3,044
Payments for shares redeemed	—	—	(4,161)	(39,889)
Net increase/(decrease)	165	$1,582	(3,843)	$(36,845)

10. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

11. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower collateral equal in value to 102% of the securities on loan in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2023, if any, is net of fees retained by the securities lending agent and is reflected as securities lending income in the Statement of Operations. There were no securities loaned during the year ended November 30, 2023.

12. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, premium amortization, net operating losses, ordinary loss netting to reduce short-term capital gains, convertible bonds, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$(9,885,338)	$9,885,338
Event-Driven Fund	2	(2)
Credit Opportunities Fund	—	—

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2023 and May 31, 2022 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2023	$21,948,812	$30,340,622	$52,289,434
	5/31/2022	—	8,434,675	8,434,675
Event-Driven Fund	5/31/2023	$—	$—	$—
	5/31/2022	—	—	—
Credit Opportunities Fund	5/31/2023	$5,242,224	$—	$5,242,224
	5/31/2022	3,596,180	—	3,596,180

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Undistributed ordinary income	$20,645,775	$7,391	$290,932
Accumulated capital gains/losses	—	—	—
Unrealized appreciation/(depreciation)	(87,115,041)	(9,472,268)	(5,440,746)
Capital loss carryover and late year ordinary loss deferrals	—	(32,530,611)	(2,325,468)
Total distributable earnings (accumulated loss)	$(66,469,266)	$(41,995,488)	$(7,475,282)

As of November 30, 2023, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$34,539,381	$(61,006,974)	$(26,467,593)	$1,060,011,818
Event-Driven Fund	2,027,931	(7,079,871)	(5,051,940)	117,873,464
Credit Opportunities Fund	1,235,954	(5,830,746)	(4,594,792)	125,813,187

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to dividends related to non-real estate investment trust adjustments, passive foreign investment companies, wash sales, straddle loss deferrals, premium amortization, constructive gains and constructive sales adjustments, partnership basis adjustments and forward contracts mark to market.

Capital Losses

As of May 31, 2023, the Event-Driven Fund had $27,443,202 of short term and $5,087,409 of long term capital loss carryforwards and the Credit Opportunities Fund had $158,334 of short term and $2,167,134 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2023 (Unaudited)

the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Event-Driven Fund utilized $3,279,585 of capital loss carryforwards during the year ended May 31, 2023.

Late Year Losses

The Event-Driven Fund elected to defer to the period ending May 31, 2023 losses in the amount of $3,192.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2023 (Unaudited)

As a shareholder of a mutual fund you incur two types of costs: transaction costs, including sales charges (loads) on some share classes, and operating expenses. Your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the account values shown may not apply to your specific investment.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2023 (Unaudited)

	Beginning Account Value 06/01/2023	Ending Account Value 11/30/2023	Expense Ratio(a)	Expenses Paid During Period(b)
Arbitrage Fund
Class R
Actual	$1,000.00	$1,066.00	1.50%	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.50%	$7.57
Class I
Actual	$1,000.00	$1,066.60	1.25%	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.25%	$6.31
Class C
Actual	$1,000.00	$1,061.30	2.25%	$11.59
Hypothetical (5% return before expenses)	$1,000.00	$1,013.75	2.25%	$11.33
Class A
Actual	$1,000.00	$1,065.30	1.50%	$7.74
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.50%	$7.57

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (183) divided by 366.

	Beginning Account Value 06/01/2023	Ending Account Value 11/30/2023	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Event-Driven Fund
Class R
Actual	$1,000.00	$1,065.30	1.70%	$8.78
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	1.70%	$8.57
Class I
Actual	$1,000.00	$1,067.20	1.45%	$7.49
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	1.45%	$7.31
Class A
Actual	$1,000.00	$1,065.40	1.70%	$8.78
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	1.70%	$8.57

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (183) divided by 366.

Semi-Annual Report | November 30, 2023

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2023 (Unaudited)

	Beginning Account Value 06/01/2023	Ending Account Value 11/30/2023	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,029.90	1.32%	$6.70
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.32%	$6.66
Class I
Actual	$1,000.00	$1,032.30	1.07%	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	1.07%	$5.40
Class A
Actual	$1,000.00	$1,030.00	1.32%	$6.70
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.32%	$6.66

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (183) divided by 366.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Additional Information

November 30, 2023 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-295-4485 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-800-295-4485 or on the SEC 's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available on the Funds' website at www.arbitragefunds.com/resources or upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov.

Semi-Annual Report | November 30, 2023

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

SS&C GIDS

1055 Broadway

Kansas City, MO 64105

Custodian

State Street Bank and
Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2024

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2024